Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Loans
Gross loans	230,605	228,340
of which held at amortized cost	211,036	208,340	204,967
of which held at fair value	19,569	20,000
Net (unearned income)/deferred expenses	(149)	(121)
allowance for loan losses	(713)	(721)	(742)	(722)
Net loans	229,743	227,498
Impaired loan portfolio
Non-performing loans	690	637
Non-interest-earning loans	279	281
Total non-performing and non-interest-earning loans	969	918
Restructured loans	20	30
Potential problem loans	379	450
Total other impaired loans	399	480
Gross impaired loans	1,368	1,398
Foreign
Loans
Gross loans	97,006	92,901
Switzerland
Loans
Gross loans	133,599	135,439
Corporate and institutional
Loans
Gross loans	116,141	118,833
of which held at amortized cost	96,583	98,845	97,053
allowance for loan losses	(568)	(578)	(569)	(563)
Impaired loan portfolio
Non-performing loans	420	351
Non-interest-earning loans	188	188
Total non-performing and non-interest-earning loans	608	539
Restructured loans	20	30
Potential problem loans	356	407
Total other impaired loans	376	437
Gross impaired loans	984	976
Real estate.
Loans
Gross loans	24,359	24,133
of which held at amortized cost	23,790	23,789
Impaired loan portfolio
Non-performing loans	82	42
Non-interest-earning loans	2	4
Total non-performing and non-interest-earning loans	84	46
Restructured loans	0	0
Potential problem loans	11	15
Total other impaired loans	11	15
Gross impaired loans	95	61
Commercial and industrial loans
Loans
Gross loans	60,293	59,518
of which held at amortized cost	49,206	48,549
Impaired loan portfolio
Non-performing loans	241	251
Non-interest-earning loans	150	146
Total non-performing and non-interest-earning loans	391	397
Restructured loans	20	30
Potential problem loans	344	327
Total other impaired loans	364	357
Gross impaired loans	755	754
Financial institutions
Loans
Gross loans	28,425	32,627
of which held at amortized cost	22,262	25,162
Impaired loan portfolio
Non-performing loans	97	58
Non-interest-earning loans	36	38
Total non-performing and non-interest-earning loans	133	96
Restructured loans	0	0
Potential problem loans	1	65
Total other impaired loans	1	65
Gross impaired loans	134	161
Governments and public institutions
Loans
Gross loans	3,064	2,555
of which held at amortized cost	1,325	1,345
Consumer
Loans
Gross loans	114,464	109,507
of which held at amortized cost	114,453	109,495	107,914
allowance for loan losses	(145)	(143)	(173)	(159)
Impaired loan portfolio
Non-performing loans	270	286
Non-interest-earning loans	91	93
Total non-performing and non-interest-earning loans	361	379
Restructured loans	0	0
Potential problem loans	23	43
Total other impaired loans	23	43
Gross impaired loans	384	422
Mortgages
Loans
Gross loans	79,844	78,328
of which held at amortized cost	79,844	78,328
Impaired loan portfolio
Non-performing loans	149	125
Non-interest-earning loans	8	9
Total non-performing and non-interest-earning loans	157	134
Restructured loans	0	0
Potential problem loans	21	39
Total other impaired loans	21	39
Gross impaired loans	178	173
Loans collateralized by securities
Loans
Gross loans	30,206	27,248
of which held at amortized cost	30,206	27,248
Impaired loan portfolio
Non-performing loans	21	18
Non-interest-earning loans	76	74
Total non-performing and non-interest-earning loans	97	92
Restructured loans	0	0
Potential problem loans	1	3
Total other impaired loans	1	3
Gross impaired loans	98	95
Consumer finance
Loans
Gross loans	4,414	3,931
of which held at amortized cost	4,403	3,919
Impaired loan portfolio
Non-performing loans	100	143
Non-interest-earning loans	7	10
Total non-performing and non-interest-earning loans	107	153
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	108	154